DEBT Schedule of Debt (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2017		Nov. 14, 2017	Apr. 18, 2017	Dec. 31, 2016	Jul. 05, 2016	Apr. 26, 2016
Debt Instrument
Total principal			$ 5,141				$ 4,624
Unamortized deferred financing fees and discount			(40)				(34)
Total debt			5,101				4,590
Debt maturing within one year		$ 50	100				$ 235
ITC Holdings Corp. [Member]
Debt Instrument
Commercial paper	[1]		$ 0
Interest rate description		Loan bears interest at a rate equal to LIBOR plus an applicable margin of 1.25% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, plus an applicable margin of 0.25%, subject to adjustments based on ITC Holdings? credit rating.	Loan bears interest at a rate equal to LIBOR plus an applicable margin of 1.25% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, plus an applicable margin of 0.25%, subject to adjustments based on ITC Holdings? credit rating.
ITC Holdings Corp. [Member] | Senior Notes, Series B, due September 20, 2017 | Unsecured Debt
Debt Instrument
Interest rate			6.23%				6.23%
Long-term debt	[1]		$ 0				$ 50
Extinguishment of Debt, Amount			$ 50
ITC Holdings Corp. [Member] | Senior Notes, due September 30, 2036 | Unsecured Debt
Debt Instrument
Interest rate			6.375%				6.375%
Long-term debt			$ 200				$ 200
ITC Holdings Corp. [Member] | Senior Notes, due January 31, 2018 | Unsecured Debt
Debt Instrument
Interest rate			6.05%				6.05%
Long-term debt	[2]		$ 0				$ 385
Extinguishment of Debt, Amount			385
Gain (Loss) on Extinguishment of Debt			$ (2)
ITC Holdings Corp. [Member] | Senior Notes, due January 15, 2020 | Unsecured Debt
Debt Instrument
Interest rate			5.50%				5.50%
Long-term debt			$ 200				$ 200
ITC Holdings Corp. [Member] | Senior Notes, due July 1, 2023 | Unsecured Debt
Debt Instrument
Interest rate			4.05%				4.05%
Long-term debt			$ 250				$ 250
ITC Holdings Corp. [Member] | Senior Notes, due June 15, 2024 | Unsecured Debt
Debt Instrument
Interest rate			3.65%				3.65%
Long-term debt			$ 400				$ 400
ITC Holdings Corp. [Member] | Senior Notes, due July 1, 2043 | Unsecured Debt
Debt Instrument
Interest rate			5.30%				5.30%
Long-term debt			$ 300				$ 300
ITC Holdings Corp. [Member] | Unsecured Notes, due June 30, 2026 | Unsecured Debt
Debt Instrument
Interest rate			3.25%					3.25%
Long-term debt			$ 400				400
ITC Holdings Corp. [Member] | Senior Notes, Due November 15, 2022 | Unsecured Debt
Debt Instrument
Interest rate			2.70%		2.70%
Long-term debt			$ 500				0
ITC Holdings Corp. [Member] | Senior Notes, Due November 15, 2027 | Unsecured Debt
Debt Instrument
Interest rate			3.35%		3.35%
Long-term debt			$ 500				0
ITC Holdings Corp. [Member] | Revolving Credit Agreement due October 21, 2022 [Member] | Line of Credit
Debt Instrument
Long-term debt			0	[3]			73
Extinguishment of Debt, Amount			$ 7
ITCTransmission
Debt Instrument
Interest rate description		Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower?s credit rating.	Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower?s credit rating.
ITCTransmission | Revolving Credit Agreement due October 21, 2022 [Member] | Line of Credit
Debt Instrument
Long-term debt			$ 36	[3]			$ 44
ITCTransmission | First Mortgage Bonds, Series C, due March 31, 2036 | Secured Debt
Debt Instrument
Interest rate			6.125%				6.125%
Long-term debt			$ 100				$ 100
ITCTransmission | First Mortgage Bonds, Series D, due April 1, 2018 | Secured Debt
Debt Instrument
Interest rate		5.75%	5.75%				5.75%
Long-term debt	[1]		$ 100				$ 100
Extinguishment of Debt, Amount		$ 100
ITCTransmission | First Mortgage Bonds, Series E, due August 15, 2043 | Secured Debt
Debt Instrument
Interest rate			4.625%				4.625%
Long-term debt			$ 285				$ 285
ITCTransmission | First Mortgage Bonds, Series F, due June 10, 2044 | Secured Debt
Debt Instrument
Interest rate			4.27%				4.27%
Long-term debt			$ 100				$ 100
ITCTransmission | Term Loan Credit Agreement, Due March 23, 2019 [Member] | Line of Credit
Debt Instrument
Long-term debt			$ 50
Extinguishment of Debt, Amount		$ 50
METC
Debt Instrument
Interest rate description		Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower?s credit rating.	Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower?s credit rating.
METC | Revolving Credit Agreement due October 21, 2022 [Member] | Line of Credit
Debt Instrument
Long-term debt			$ 48	[3]			$ 31
METC | Senior Secured Notes, due May 6, 2040 | Secured Debt
Debt Instrument
Interest rate			5.64%				5.64%
Long-term debt			$ 50				$ 50
METC | Senior Secured Notes, due October 26, 2042 | Secured Debt
Debt Instrument
Interest rate			3.98%				3.98%
Long-term debt			$ 75				$ 75
METC | Senior Secured Notes, due December 15, 2044 | Secured Debt
Debt Instrument
Interest rate			4.19%				4.19%
Long-term debt			$ 150				$ 150
METC | Senior Secured Notes, due April 26, 2046 | Secured Debt
Debt Instrument
Interest rate			3.90%						3.90%
Long-term debt			$ 200				200
ITC Midwest
Debt Instrument
Interest rate description		Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower?s credit rating.	Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower?s credit rating.
ITC Midwest | Revolving Credit Agreement due October 21, 2022 [Member] | Line of Credit
Debt Instrument
Long-term debt			$ 88	[3]			$ 127
ITC Midwest | First Mortgage Bonds, Series A, due January 31, 2038 | Secured Debt
Debt Instrument
Interest rate			6.15%				6.15%
Long-term debt			$ 175				$ 175
ITC Midwest | First Mortgage Bonds, Series B, due December 22, 2017 | Secured Debt
Debt Instrument
Interest rate			7.12%				7.12%
Long-term debt	[1]		$ 0				$ 40
ITC Midwest | First Mortgage Bonds, Series C, due December 22, 2020 | Secured Debt
Debt Instrument
Interest rate			7.27%				7.27%
Long-term debt			$ 35				$ 35
ITC Midwest | First Mortgage Bonds, Series D, due December 17, 2024 | Secured Debt
Debt Instrument
Interest rate			4.60%				4.60%
Long-term debt			$ 75				$ 75
ITC Midwest | First Mortgage Bonds, Series E, due January 19, 2027 | Secured Debt
Debt Instrument
Interest rate			3.50%				3.50%
Long-term debt			$ 100				$ 100
ITC Midwest | First Mortgage Bonds, Series F, due April 30, 2043 | Secured Debt
Debt Instrument
Interest rate			4.09%				4.09%
Long-term debt			$ 100				$ 100
ITC Midwest | First Mortgage Bonds, Series G, due April 7, 2055 | Secured Debt
Debt Instrument
Interest rate			3.83%				3.83%
Long-term debt			$ 225				$ 225
ITC Midwest | First Mortgage Bonds, Series H, due April 18, 2047 [Member] | Secured Debt
Debt Instrument
Interest rate			4.16%			4.16%
Long-term debt			$ 200
ITC Great Plains
Debt Instrument
Interest rate description		Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower?s credit rating.
ITC Great Plains | Revolving Credit Agreement due October 21, 2022 [Member] | Line of Credit
Debt Instrument
Long-term debt			$ 49	[3]			$ 59
ITC Great Plains | First Mortgage Bonds, Series A, due November 26, 2044 | Secured Debt
Debt Instrument
Interest rate			4.16%				4.16%
Long-term debt			$ 150				$ 150

[1]	As of December?31, 2017 and 2016, there was $100 million and $235 million, respectively, of debt included within debt maturing within one year that is classified as a current liability in the consolidated statements of financial position.
[2]	On December 14, 2017, we redeemed the full $385 million balance of ITC Holdings Senior Notes due January 31, 2018
[3]	On October 23, 2017, ITC Holdings, ITCTransmission, METC, ITC Midwest and ITC Great Plains entered into new, unsecured, unguaranteed revolving credit agreements, which replaced the previous revolving credit and extended the maturity date of the revolving credit agreements from March 2019 to October 2022.